SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands									6 Months Ended		12 Months Ended
	Jun. 28, 2023 USD ($) shares	Jun. 28, 2023 $ / shares	Apr. 18, 2023 USD ($) shares	Apr. 18, 2023 $ / shares	Feb. 08, 2023 USD ($) shares	Feb. 08, 2023 $ / shares	Jan. 04, 2023 USD ($) shares	Jan. 04, 2023 $ / shares	Jun. 30, 2023 shares $ / shares		Dec. 31, 2022 shares	Jun. 30, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares									1,585,250	[1],[2],[3],[4]	1,200,000
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)									$ 1.11			$ 1.50
Options expire									Aug. 20, 2025
Stock option one [member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares	245,000		423,750		100,000		816,500
Number of stock options, exercise price | $ / shares		$ 2.45		$ 1.60		$ 1.50		$ 1.65
Options expire	Jun. 28, 2033		Apr. 18, 2033		Nov. 25, 2027		Jan. 04, 2033
Fair value of options granted | $	$ 443		$ 420		$ 135		$ 1,017
Share Price | $ / shares		$ 2.92		$ 1.42		$ 2.18		$ 1.80
Expected option life	5 years		10 years		4 years 9 months 18 days		10 years
Volatility	111.00%		111.00%		112.00%		112.00%
Risk-free interest rate	4.14%		3.57%		3.16%		3.28%
Dividend yield	0.00%		0.00%		0.00%		0.00%

[1]	On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[2]	On April 18, 2023, 423,750 stock options were issued to employees with an exercise price of CAD$1.60. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.42; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.
[3]	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$1.50. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.
[4]	On June 28, 2023, 245,000 stock options were issued to officers with an exercise price of CAD$2.45. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.92; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.